Fair value measurements (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale investments- marketable equity securities	$ 44,479,922	$ 74,666,865
Fair Value, Inputs, Level 1 [Member]
Available-for-sale investments- marketable equity securities	0	74,666,865
Fair Value, Inputs, Level 2 [Member]
Available-for-sale investments- marketable equity securities	44,479,922	0
Fair Value, Inputs, Level 3 [Member]
Available-for-sale investments- marketable equity securities	$ 0	$ 0